Summary of Principal Accounting Policies (Details 6)	12 Months Ended
Dec. 31, 2012
Buildings
Property and equipment, net
Estimated useful life	30 years
Furniture, fixtures and equipment
Property and equipment, net
Estimated useful life	5 years
Motor vehicles
Property and equipment, net
Estimated useful life	5 years